CAPITALIZED PRODUCTION COSTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
Impairment of capitalized production costs			87,323	20,000	234,734	55,000
Capitalized production costs, net	582,412		582,412		137,235	271,139
Capitalized Production Costs [Member]
Revenue					21,894	107,880
C P D [Member]
Revenue					21,894	107,800
Impairment of capitalized production costs					$ 234,734	$ 45,000